Schedule of Rent Expense and Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease cost	$ 2,084	$ 2,103	$ 2,103
Short-term and variable lease cost	216	112	128
Total rent expense	2,300	2,215	2,231
Cash paid for amounts included in the measurement of lease liabilities	$ 2,349	$ 2,379	$ 2,221